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                        Supplement Dated October 1, 2003

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--------------- ------------------------------ -------------------------------------------------------------
                TO
THIS IS         STATEMENT OF ADDITIONAL
SUPPLEMENT #    INFORMATION DATED                                    FOR
--------------- ------------------------------ -------------------------------------------------------------
1               February 1, 2003               State Street Research Mid-Cap Growth Fund
                                               State Street Research Aurora Fund
                                                     SERIES OF STATE STREET RESEARCH CAPITAL TRUST

2               February 1, 2003               State Street Research Emerging Growth Fund
                                                   A SERIES OF STATE STREET RESEARCH CAPITAL TRUST

3               November 1, 2002               State Street Research Mid-Cap Value Fund
                                               State Street Research Global Resources Fund
                                                     SERIES OF STATE STREET RESEARCH EQUITY TRUST

2               November 1, 2002               State Street Research Large-Cap Value Fund
                                                   A SERIES OF STATE STREET RESEARCH EQUITY TRUST

2               March 1, 2003                  State Street Research Government Income Fund
                                                   A SERIES OF STATE STREET RESEARCH FINANCIAL TRUST

1               July 1, 2003                   State Street Research Health Sciences Fund
                                                   A SERIES OF STATE STREET RESEARCH FINANCIAL TRUST

1               August 1, 2003                 State Street Research High Income Fund
                                                   A SERIES OF STATE STREET RESEARCH INCOME TRUST

1               August 1, 2003                 State Street Research Asset Allocation Fund
                                                   A SERIES OF STATE STREET RESEARCH INCOME TRUST

1               May 1, 2003                    State Street Research Investment Trust
                                                   A SERIES OF STATE STREET RESEARCH MASTER INVESTMENT TRUST

1               August 1, 2003                 State Street Research Money Market Fund
                                                   A SERIES OF STATE STREET RESEARCH MONEY MARKET TRUST

2               March 1, 2003                  State Street Research Legacy Fund
                                                   A SERIES OF STATE STREET RESEARCH SECURITIES TRUST

1               September 1, 2003              State Street Research Large-Cap Analyst Fund
                                                   A SERIES OF STATE STREET RESEARCH SECURITIES TRUST
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PURCHASE AND REDEMPTION OF SHARES

     The following is added immediately after the last paragraph under the caption "Purchase and Redemption of Shares" in Section II of the Statement of Additional Information:

     "SHAREHOLDER IDENTIFICATION. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to a shareholder: When a shareholder opens an account, State Street Research or the shareholder's financial professional will ask

CONTROL NUMBER: (exp0904)SSR-LD                                    SSR-XXXX-1003

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the shareholder's name, address, date of birth, and other information that will allow State Street Research to identify the shareholder.

The Fund is required by law to reject new account applications if the required identifying information is not provided. If the required information is obtained after receipt of an incomplete application, the investment will be accepted and the shareholder will receive the closing share price next determined after all such information is received. The Fund reserves the right to close a shareholder's account at the current day's closing share price if it is unable to verify the shareholder's identity. Attempts to verify a shareholder's identity within an established timeframe of receiving the application will be performed. If the Fund is unable to verify the shareholder's identity it reserves the right to liquidate the account at the closing share price next determined and to remit the shareholder's proceeds by check."

                                       2